Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 4.6%
Manchester United plc - Class A	65,731	$936,009
TripAdvisor, Inc. *	46,629	1,271,107
		2,207,116
Consumer Discretionary - 12.9%
Cheesecake Factory Inc. *+	14,224	556,870
frontdoor, Inc. *	32,597	1,194,680
Garrett Motion, Inc. *+	77,524	622,518
Gildan Activewear, Inc.	23,065	977,725
Green Brick Partners, Inc. *	14,449	438,238
Mattel, Inc. *+	32,526	701,260
Terminix Global Holdings, Inc. *	16,778	758,869
Urban Outfitters, Inc. *	33,020	969,467
		6,219,627
Consumer Staples - 1.2%
Sprouts Farmers Market, Inc. *+	19,995	593,452

Energy - 4.0%
Dril-Quip, Inc. *	36,596	720,209
NOV, Inc. +	88,592	1,200,422
		1,920,631
Financials - 24.5%
Axis Capital Holdings Ltd.	28,087	1,529,899
Bank OZK	25,643	1,193,169
Cannae Holdings, Inc. *	27,193	955,834
First American Financial Corp.	15,086	1,180,178
Horace Mann Educators Corp. +	16,410	635,067
Investors Bancorp, Inc.	100,652	1,524,878
Jefferies Financial Group, Inc.	12,162	471,885
PRA Group, Inc. *+	27,962	1,403,972
PROG Holdings, Inc.	18,778	847,075
Prosperity Bancshares, Inc.	18,970	1,371,531
Pzena Investment Management, Inc. - Class A	69,521	658,364
		11,771,852
Health Care - 9.5%
Haemonetics Corp. *	8,983	476,458
MEDNAX, Inc. *	26,903	732,031
Medpace Holdings, Inc. *	2,618	569,781
Patterson Companies, Inc. +	44,709	1,312,209
Prestige Consumer Healthcare, Inc. *	24,421	1,481,134
		4,571,613
Industrials - 17.7%
Acuity Brands, Inc.	2,300	486,956
CACI International, Inc. - Class A *	3,478	936,312
Crane Co.	12,473	1,268,878
EnerSys	6,025	476,336
Flowserve Corp. +	37,455	1,146,123
KAR Auction Services, Inc. *+	63,886	997,899
MillerKnoll, Inc. +	20,909	819,424
Resideo Technologies, Inc. *	26,656	693,856
Sensata Technologies Holding plc *	15,406	950,396
UniFirst Corp. +	3,389	713,046
		8,489,226
Information Technology - 12.1%
ACI Worldwide, Inc. *+	27,851	966,430
Avnet, Inc.	22,722	936,828
Extreme Networks, Inc. *	52,610	825,977
Knowles Corp. *	42,306	987,845
Progress Software Corp. +	13,457	649,570
ViaSat, Inc. *+	32,604	1,452,182
		5,818,832
Materials - 8.2%
Berry Global Group, Inc. *	20,711	1,528,058
NewMarket Corp.	3,457	1,184,783
Valvoline, Inc.	33,204	1,238,177
		3,951,018
Real Estate - 1.9%
Park Hotels & Resorts, Inc. - REIT *	49,770	939,658
Total Common Stocks
(Cost $40,482,314)		46,483,025

MONEY MARKET FUND - 3.3%
First American Government Obligations Fund - Class Z, 0.02% ^
Total Money Market Fund
(Cost $1,569,473)	1,569,473	1,569,473

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.5%
Mount Vernon Liquid Assets Portfolio, 0.12% ^
Total Investments Purchased with Proceeds from Securities Lending
(Cost $11,295,977)	11,295,977	11,295,977

Total Investments - 123.4%
(Cost $53,347,764)		59,348,475
Other Assets and Liabilities, Net - (23.4)%		(11,265,168)
Total Net Assets - 100.0%		$48,083,307

+	All or a portion of this security was out on loan at December 31, 2021. Total loaned securities had a market value of $11,030,323 at December 31, 2021.
*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of December 31, 2021.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2021, the Fund's investments in securities were classified as follows:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$46,483,025	$-	$-	$46,483,025
Money Market Fund	-	1,569,473	-	-	1,569,473
Investment Purchased with
Proceeds from Securities Lending	11,295,977	-	-	-	11,295,977
Total Investments	$11,295,977	$48,052,498	$-	$-	$59,348,475

Refer to the Schedule of Investments for further information on the classification of investments.